Loans and Allowances for Loan Losses 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 11,894	$ 5,679
60-89 Days Past Due	7,317	1,319
90 Days or Greater	18,492	18,276
Total Past Due	37,703	25,274
Current	1,411,520	1,259,613
Total loans	1,449,223	1,284,887
>90 Days and Accruing	722	969	1,589
Non-Accrual Loans	17,770	17,307	21,243
Summary of information regarding impaired loans
Recorded investment at period end	17,770	17,307	21,655
Amount of specific related allowance at period end	603	1,138	674
Average investment during the period	19,014	20,394	21,862
Interest income recognized on a cash basis during the period	433	127	35
Commercial And Industrial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,478	395
60-89 Days Past Due	3,811	432
90 Days or Greater	2,475	3,992
Total Past Due	8,764	4,819
Current	204,703	193,925
Total loans	213,467	198,744
>90 Days and Accruing	46	75
Non-Accrual Loans	2,429	3,917
Mortgages Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,365	2,184
60-89 Days Past Due	1,167	0
90 Days or Greater	10,116	9,078
Total Past Due	12,648	11,262
Current	512,765	456,151
Total loans	525,413	467,413
>90 Days and Accruing	0	0
Non-Accrual Loans	10,116	9,078
Mortgages Residential - first lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4,369	633
60-89 Days Past Due	1,013	55
90 Days or Greater	5,048	4,453
Total Past Due	10,430	5,141
Current	276,542	251,032
Total loans	286,972	256,173
>90 Days and Accruing	201	652
Non-Accrual Loans	4,847	3,801
Mortgages Residential - junior lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	616	444
60-89 Days Past Due	511	91
90 Days or Greater	427	419
Total Past Due	1,554	954
Current	98,545	100,923
Total loans	100,099	101,877
>90 Days and Accruing	49	8
Non-Accrual Loans	378	411
Consumer Automobile Indirect Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,758	1,766
60-89 Days Past Due	701	653
90 Days or Greater	412	165
Total Past Due	3,871	2,584
Current	279,965	224,957
Total loans	283,836	227,541
>90 Days and Accruing	412	165
Non-Accrual Loans	0	0
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	308	257
60-89 Days Past Due	114	88
90 Days or Greater	14	169
Total Past Due	436	514
Current	17,887	25,069
Total loans	18,323	25,583
>90 Days and Accruing	14	69
Non-Accrual Loans	0	100
Loans held for sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or Greater	0	0
Total Past Due	0	0
Current	21,113	7,556
Total loans	21,113	7,556
>90 Days and Accruing	0	0
Non-Accrual Loans	$ 0	$ 0